STATEMENTS OF OPERATIONS - Cik 0001821171_qell acquisition corp Member	5 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Operating Expenses [Abstract]
General and Administrative Expense	$ 343,207
Administrative fee - related party	30,000
Loss from operations	(373,207)
Other (expense) income:
Change in fair value of derivative warrant liabilities	(33,704,100)
Offering costs - derivative warrant liabilities	(998,727)
Income earned on investments in Trust Account	79,492
Net income (loss)	(34,996,542)
Class A ordinary shares
Other (expense) income:
Net income (loss)	$ 79,492
Basic and diluted weighted average shares outstanding, ordinary shares | shares	37,950,000
Basic and diluted net loss per ordinary share | $ / shares	$ 0.00
Class B ordinary shares
Other (expense) income:
Net income (loss)	$ (35,000,000)
Basic and diluted weighted average shares outstanding, ordinary shares | shares	9,016,071
Basic and diluted net loss per ordinary share | $ / shares	$ (3.89)